SCHEDULE OF DISAGGREGATED REVENUE (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income					$ 686,322	$ 5,307,675
Commission and brokerage income – Point in time					83,845	648,415	106,663
Handling fee income – Point in time					1,054	8,149	3,716
Revenue from other sources
Administration fee income – Over time					1,328	10,267	58,747
Interest income from clients – Over time					576	4,455	1,158
Total revenues					$ 773,125	5,978,961	170,284
North Water Investment Group Holdings Limited [Member] | Transferred over Time [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income						330,000
Revenue from other sources
Administration fee income – Over time						10,267	58,747
Interest income from clients – Over time						4,455	1,158
North Water Investment Group Holdings Limited [Member] | Transferred at Point in Time [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income						4,977,675
Commission and brokerage income – Point in time						648,415	106,663
Handling fee income – Point in time						$ 8,149	$ 3,716
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income		$ 1,065,040	$ 8,328,615	$ 5,050,000
Commission and brokerage income – Point in time		10,551	82,507	145,786
Handling fee income – Point in time		570	4,461	2,935
Revenue from other sources
Administration fee income – Over time		57	449	7,212
Interest income from clients – Over time		334	2,610	2,152
Total revenues		$ 1,076,552	8,418,642	5,208,085
Mango Financial Group Limited [Member] | Transferred over Time [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income			829,525	150,000
Mango Financial Group Limited [Member] | Transferred at Point in Time [Member]
Restructuring Cost and Reserve [Line Items]
Advisory and consultancy income			7,499,090	4,900,000
Commission and brokerage income – Point in time	[1]		82,507	145,786
Handling fee income – Point in time			$ 4,461	$ 2,935

[1]	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.